Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current
Trade receivables	£ 874	£ 739
Royalty advances	5	8
Prepayments	103	82
Deferred contract costs	1
Accrued income	2	1
Other receivables	193	280
Trade and other current receivables	1,178	1,110
Non-current
Trade receivables	30	21
Royalty advances	21	20
Prepayments	13	15
Deferred contract costs	1
Accrued income	10	10
Other receivables	25	37
Trade and other non current receivables	£ 100	£ 103